Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Statements of Comprehensive Income (Loss) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Statement of Income Captions [Line Items]
Intercompany revenue		$ 2,939,975
General and administrative	(474,664)	(1,421,470)	(3,071,681)
Other income (expense)	(67,815)	23,111
Share of profit in subsidiaries, VIEs and VIEs’ subsidiaries	18,120,217	16,079,196	33,452,042
Net income	17,577,738	17,620,812	30,380,361
Foreign currency translation adjustment	(4,536,797)	(12,576,380)	2,039,011
Comprehensive income	13,040,941	5,044,432	32,419,372
Comprehensive loss attributable to non-controlling interests	65	6,231	2,051
Comprehensive income attributable to shareholders	$ 13,041,006	$ 5,050,663	$ 32,421,423